Other Provisions - Summary of Other Provisions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Other provisions, beginning balance	£ 1,759
Exchange adjustments	(28)
Charge for the year	700
Reversed unused	(273)
Unwinding of discount	2
Utilised	(650)
Reclassifications and other movements	(12)
Transfer to Pension obligations	(27)
Other provisions, ending balance	1,471
To be settled within one year	841	£ 1,052
To be settled after one year	630	707
Other provisions	1,471	1,759
Legal and other disputes [member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	320
Exchange adjustments	2
Charge for the year	117
Reversed unused	(75)
Unwinding of discount	0
Utilised	(168)
Reclassifications and other movements	0
Transfer to Pension obligations	0
Other provisions, ending balance	196
To be settled within one year	160
To be settled after one year	36
Other provisions	196	320
Major Restructuring Programmes [Member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	860
Exchange adjustments	(18)
Charge for the year	383
Reversed unused	(151)
Unwinding of discount	2
Utilised	(389)
Reclassifications and other movements	(8)
Transfer to Pension obligations	(27)
Other provisions, ending balance	652
To be settled within one year	545
To be settled after one year	107
Other provisions	652	860
Employee Related Provisions [Member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	326
Exchange adjustments	(8)
Charge for the year	81
Reversed unused	(11)
Unwinding of discount	0
Utilised	(65)
Reclassifications and other movements	(1)
Transfer to Pension obligations	0
Other provisions, ending balance	322
To be settled within one year	66
To be settled after one year	256
Other provisions	322	326
Other Provision [Member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	253
Exchange adjustments	(4)
Charge for the year	119
Reversed unused	(36)
Unwinding of discount	0
Utilised	(28)
Reclassifications and other movements	(3)
Transfer to Pension obligations	0
Other provisions, ending balance	301
To be settled within one year	70
To be settled after one year	231
Other provisions	£ 301	£ 253